FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1
Assets:
Cash and marketable securities held in Trust Account	$ 697,018,229	$ 696,957,196	$ 695,295,418
Level 3
Liabilities:
Prosus subscription agreement liability	24,532,413	50,481,190
Conversion option liability	1,632,013	1,604,359
Private Placement Warrants | Level 3
Liabilities:
Warrant Liabilities	26,702,000	32,548,000	23,700,000
Public Warrants | Level 1
Liabilities:
Warrant Liabilities	$ 33,810,000	$ 45,310,000	$ 32,660,000